Post-employment benefits for associates (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Amounts recognized in the consolidated balance sheet [abstract]
Prepaid benefit cost	$ 137	$ 133
Pension plans
Defined benefit plan, change in net liability [roll forward]
Net liability at beginning of period	(3,024)	(4,443)
Current service cost	(378)	(422)
Net interest expense	(76)	(99)
Administrative expenses	(26)	(27)
Past service cost and settlements	(2)	231
Remeasurements	(507)	1,397
Currency translation effects	64	(229)
Novartis Group contributions	520	579
Effect of acquisitions, divestments or transfers	(5)	19
Change in limitation on recognition of fund surplus (incl. exchange rate differences)	25	(30)
Net liability at end of period	(3,409)	(3,024)
Amounts recognized in the consolidated balance sheet [abstract]
Prepaid benefit cost	137	133
Accrued benefit liability	(3,546)	(3,157)
Other post-employment benefit plans
Defined benefit plan, change in net liability [roll forward]
Net liability at beginning of period	(953)	(1,005)
Current service cost	(34)	(34)
Net interest expense	(34)	(39)
Past service cost and settlements	0	10
Remeasurements	54	76
Currency translation effects	7	(5)
Novartis Group contributions	6	43
Effect of acquisitions, divestments or transfers	0	1
Net liability at end of period	(954)	(953)
Amounts recognized in the consolidated balance sheet [abstract]
Accrued benefit liability	$ (954)	$ (953)